RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT OF USE ASSETS
Schedule of nature and movements of Right of use assets

	Gross value as of
	December 31,	Incorporation		Currency translation		Gross value as of
	2021	by acquisition	Increases	adjustments	Decreases	December 31, 2022
Leases rights of use (a)
- Sites	65,260	—	13,121	(1,111)	(1,864)	75,406
- Real estate and others	16,178	29	3,507	(100)	(721)	18,893
- Poles	7,755	31	2,318	(212)	—	9,892
Indefeasible right of use	3,679	—	19	(64)	—	3,634
Asset Retirement Obligation	8,857	—	2,032	(16)	(954)	9,919
Total	101,729	60	20,997	(1,503)	(3,539)	117,744

	Accumulated					Accumulated	Net carrying
	amortization as of			Currency		amortization as	value as of
	December 31,	Incorporation		translation		of December 31,	December 31,
	2021	by acquisition	Amortization	adjustments	Decreases	2022	2022
Leases rights of use
- Sites	(22,497)	—	(13,165)	490	1,156	(34,016)	41,390
- Real estate and others	(7,715)	(2)	(4,215)	110	695	(11,128)	7,765
- Poles	(4,088)	(18)	(2,812)	133	—	(6,784)	3,108
Indefeasible right of use	(1,615)	—	(337)	42	—	(1,910)	1,724
Asset Retirement Obligation	(724)	—	(1,220)	16	954	(974)	8,945
Total	(36,639)	(20)	(21,749)	791	2,805	(54,812)	62,932

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2020	Increases	adjustments	Decreases	December 31, 2021
Leases rights of use
- Sites	49,053	27,544	(1,196)	(10,141)	65,260
- Real estate and others	15,072	4,410	(160)	(3,144)	16,178
- Poles	7,619	1,973	(90)	(1,747)	7,755
Indefeasible right of use	3,498	259	(78)	—	3,679
Asset Retirement Obligation	7,787	1,177	(21)	(86)	8,857
Total	83,029	35,363	(1,545)	(15,118)	101,729

	Accumulated				Accumulated	Net carrying
	amortization as of				amortization as	value as of
	December 31,		Currency translation		of December 31,	December 31,
	2020	Amortization	adjustments	Decreases	2021	2021
Leases rights of use
- Sites	(19,360)	(12,577)	532	8,908	(22,497)	42,763
- Real estate and others	(6,270)	(4,352)	125	2,782	(7,715)	8,463
- Poles	(3,492)	(2,355)	14	1,745	(4,088)	3,667
Indefeasible right of use	(1,288)	(380)	53	—	(1,615)	2,064
Asset Retirement Obligation	(368)	(458)	16	86	(724)	8,133
Total	(30,778)	(20,122)	740	13,521	(36,639)	65,090